1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ARI ABRAMOVITZ ari.abramovitz@dechert.com +1 202 261 3363 Direct +1 202 261 3106 Fax

January 3, 2022

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 852 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant herby certifies that (1) the Prospectuses for the Goldman Sachs Growth Opportunities Fund, Goldman Sachs Small Cap Growth Fund, Goldman Sachs Small/Mid Cap Growth Fund, Goldman Sachs Technology Opportunities Fund, Goldman Sachs Equity Income Fund, Goldman Sachs Focused Value Fund, Goldman Sachs Large Cap Value Fund, Goldman Sachs Mid Cap Value Fund, Goldman Sachs Small Cap Value Fund and Goldman Sachs Small/Mid Cap Value Fund (the “Funds”), and Statement of Additional Information for the Funds and the Goldman Sachs U.S. Equity ESG Fund, Goldman Sachs Capital Growth Fund, Goldman Sachs Concentrated Growth Fund, Goldman Sachs Flexible Cap Fund, and Goldman Sachs Strategic Growth Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the Amendment, and (2) the text of the Amendment has been filed electronically via EDGAR with the U.S. Securities and Exchange Commission on December 29, 2021.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3363.

January 3, 2022 Page 2

Sincerely,

/s/ Ari Abramovitz
Ari Abramovitz